UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07360

Monetta Trust

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(Exact name of registrant as specified in charter)

1776 S. Naperville Road, Suite 100

Wheaton, IL 60189-5831

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(Address of principal executive offices) (Zip Code)

Monetta Financial Services, Inc.

1776-A S. Naperville Road, Suite 100

Wheaton, IL 60189-5831

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(Name and address of agent for service)

Registrant's telephone number, including area code: 1-630-462-9800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Schedule of Investments (Unaudited)		September 30, 2011
Monetta Mid-Cap Equity Fund

COMMON STOCKS - 99.2%		VALUE
NUMBER OF SHARES
Consumer Discretionary - 16.7%
Automobiles & Components - 2.5%
*1,400	BorgWarner Inc.	$84,742

Consumer Durables & Apparel - 1.2%
*800	Lululemon Athletica Inc.	38,920

Consumer Services - 3.0%
*800	Panera Bread Co	83,152
*2,000	Melco Crown Entertainment ADR (b)	16,620
		99,772
Retailing - 10.0%
500	Advance Auto Parts Inc	29,050
*2,300	Dollar Tree, Inc.	172,753
*300	Priceline.com Inc.	134,838
		336,641
Consumer Staples - 7.4%
Food Beverage & Tobacco - 7.4%
*800	Green Mountain Coffee	74,352
*2,000	Hansen Natural Corp.	174,580
		248,932

Energy - 5.1%
Energy - 5.1%
500	Carbo Ceramics Inc.	51,265
700	Core Laboratories N.V	62,881
1,600	Oceaneering International	56,544
		170,690

Financials - 2.6%
Banks - 1.6%
4,500	SPDR Financial Select	53,235

Diversified Financials - 1.0%
3,000	Assured Guaranty Ltd	32,970

Schedule of Investments (Unaudited)		September 30, 2011
Monetta Mid-Cap Equity Fund (Cont’d)

NUMBER OF SHARES		VALUE
Health Care - 22.9%
Health Care Equipment & Services - 7.6%
*3,000	Cerner Corporation	205,560
*700	Edwards Lifesciences Corp.	49,896
		255,456
Pharmaceuticals & Biotechnology - 15.3%
*2,800	Alexion Pharmaceuticals	179,368
*6,500	Human Genome Sciences, Inc.	82,485
1,600	Perrigo Company	155,376
*1,400	Watson Pharmaceuticals	95,550
		512,779

Industrials - 5.7%
Capital Goods - 5.7%
2,400	Ametek Inc.	79,128
2,400	Fastenal Company	79,872
500	Joy Global Inc.	31,190
		190,190

Information Technology - 34.0%
Semiconductors and Semiconductor Equipment - 6.0%
*2,900	Cree Inc.	75,342
*10,200	NVIDIA Corp	127,500
		202,842
Software & Services - 21.6%
*1,100	Alliance Data Systems Corp	101,970
*2,200	Red Hat, Inc.	92,972
*1,700	Rovi Corporation	73,066
*2,400	SXC Health Solutions Corp.	133,680
*1,800	Teradata Corp	96,354
*4,900	Tibco Software Inc.	109,711
*3,300	Verifone Systems, Inc	115,566
		723,319
Technology Hardware & Equipment - 6.4%
*400	Apple Inc.	152,472
*900	F5 Networks Inc.	63,945
		216,417

Schedule of Investments (Unaudited)		September 30, 2011
Monetta Mid-Cap Equity Fund (Cont’d)

NUMBER OF SHARES		VALUE
Materials - 2.7%
Materials - 2.7%
2,900	Ball Corporation	89,958

Utilities - 2.1%
Utilities - 2.1%
*7,300	AES Corporation	71,248

Total Common Stocks
(Cost $3,266,683)(a)		3,328,111

Mutual Funds - 4.3%

143,559	AIM Liquid Assets Portfolio	143,559
	- Institutional Class

Total Mutual Funds
(Cost $143,559)(a)		143,559

Total Investments - 103.5%		3,471,670
(Cost $3,410,242)(a)

Other Net Assets Less Liabilities - (3.5%)		(118,102)

Net Assets - 100%		3,353,568

(a)

Cost for book and tax purposes is $3,410,242; the aggregate gross unrealized appreciation is $327,510 and aggregate gross unrealized depreciation is $266,082, resulting in net unrealized appreciation of $61,428.

(b)

American Depository Receipt (ADR).

* Non-income producing security.

Schedule of Investments (Unaudited)		September 30, 2011
Monetta Young Investor Fund

COMMON STOCKS - 47.8%
NUMBER OF SHARES		VALUE
Consumer Discretionary - 24.9%
Automobiles & Components - 2.5%
*42,000	Ford Motor Company	$406,140

Consumer Durables & Apparel - 3.6%
3,000	Coach Inc	155,490
*10,000	Crocs, Inc.	236,700
2,300	Nike Inc CL - B	196,673
		588,863
Consumer Services - 5.9%
*900	Chipotle Mexican Grill	272,655
*25,000	Krispy Kreme Doughnuts Inc.	170,500
6,000	McDonald's Corp.	526,920
		970,075
Media - 3.6%
*100,000	Sirius XM Radio Inc.	151,000
*15,000	Walt Disney Company	452,400
		603,400
Retailing - 9.3%
*2,000	Amazon.com Inc.	432,460
*800	AutoZone Inc.	255,352
*3,000	Bed Bath & Beyond Inc	171,930
*3,500	Dollar Tree, Inc.	262,885
7,000	Home Depot Inc.	230,090
*3,000	Ulta Salon, Cosmetics	186,690
		1,539,407

Consumer Staples - 5.3%
Food & Staples Retailing - 2.0%
5,000	Whole Foods Market Inc.	326,550

Food Beverage & Tobacco - 3.3%
*2,500	Green Mountain Coffee	232,350
5,000	PepsiCo, Inc.	309,500
		541,850

Health Care - 2.2%
Health Care Equipment & Services - 2.2%
*1,000	Intuitive Surgical, Inc.	364,280

Schedule of Investments (Unaudited)		September 30, 2011
Monetta Young Investor Fund (Cont’d)

NUMBER OF SHARES		VALUE
Industrials - 3.9%
Capital Goods - 3.1%
2,000	Caterpillar Inc	147,680
3,000	Deere & Company	193,710
1,200	W.W. Grainger Inc.	179,448
		520,838
Transportation - 0.8%
*45,000	AMR Corporation	133,200

Information Technology - 11.5%
Software & Services - 6.3%
*8,000	eBay Inc.	235,920
*550	Google Inc	282,909
1,000	IBM Corp	175,030
1,100	Mastercard Inc.	348,876
		1,042,735
Technology Hardware & Equipment - 5.2%
*1,500	Apple Inc.	571,770
6,000	Qualcomm Inc.	291,780
		863,550

Total Common Stocks		7,900,888
(Cost $7,681,693)(a)

Exchange Trades Funds - 50.0%

14,000	Vanguard Growth ETF	783,160
16,000	Vanguard Large-Cap ETF	826,400
17,900	Vanguard Value ETF	842,195
16,000	Vanguard S&P 500 ETF	828,160
18,000	SPDR S&P 500 ETF Trust	2,037,060
11,500	iShares Trust S&P 100	591,445
5,000	iShares S&P 500 Growth	306,200
18,000	iShares S&P 500 Index	2,046,420

Total Exchange Traded Funds		8,261,040
(Cost $8,623,541)(a)

	Schedule of Investments (Unaudited)	September 30, 2011
Monetta Young Investor Fund (Cont’d)

	NUMBER OF SHARES	VALUE
Mutual Funds - 3.4%

564,202	AIM Liquid Assets Portfolio
	- Institutional Class	564,202

	Total Mutual Funds	564,202
	(Cost $564,202)(a)

Total Investments - 101.2%		16,726,130
	(Cost $16,869,436)(a)

Other Net Assets Less Liabilities - (1.2%)		(190,777)

	Net Assets - 100%	$16,535,353

(a)

Cost for book and tax purposes is $16,869,436; the aggregate gross unrealized appreciation is $924,992 and aggregate gross unrealized depreciation is $1,068,298, resulting in net unrealized depreciation of $143,306.

*Non-income producing security.

Schedule of Investments (Unaudited)		September 30, 2011
Orion/Monetta Intermediate Bond Fund

CORPORATE BONDS - 89.5%		MATURITY	VALUE
PRINCIPAL AMOUNT		DATE
Basic Materials - 3.1%
Chemicals - 3.1%
250,000	E.I. Du Pont DE Nemour - 5.750%	03/15/2019	$299,932

Communications - 1.9%
Telecommunications - 1.9%
100,000	AT&T Corp. - 7.300%	11/15/2011	100,716
100,000	Sprint Nextel Corp. - 6.000%	12/01/2016	86,500
			187,216

Consumer-Cyclical - 2.2%
Retail - 2.2%
100,000	McDonald's Corp. - 4.125%	06/01/2013	105,752
100,000	Wal-Mart Stores, Inc. - 4.500%	07/01/2015	112,212
			217,964

Consumer-Non-Cyclical - 22.3%
Agriculture - 1.1%
100,000	Lorillard Tobacco Co. - 6.875%	05/01/2020	111,075

Beverages - 3.4%
200,000	Diageo Finance BV - 5.300%	10/28/2015	225,860
100,000	Pepsico, Inc. - 3.100%	01/15/2015	105,978
			331,838
Commercial Services - 3.3%
282,000	Western Union Co. - 5.930%	10/01/2016	322,506

Cosmetics/Personal Care - 1.2%
100,000	Proctor & Gamble Co. - 4.850%	12/15/2015	114,006

Food - 4.8%
100,000	Dean Foods Co. - 7.000%	06/01/2016	94,750
165,000	Hershey Co. - 5.000%	04/01/2013	174,909
200,000	Smithfield Foods Inc. - 7.750%	07/01/2017	206,500
			476,159
Healthcare-Services - 3.5%
300,000	WellPoint, Inc. - 5.875%	06/15/2017	343,592

Pharmaceuticals - 5.0%
100,000	Eli Lilly & Co. - 3.550%	03/06/2012	101,274
150,000	Merck & Co., Inc. - 4.000%	06/30/2015	165,106
115,000	Novartis Capital Corp. - 4.125%	02/10/2014	123,725
100,000	Pfizer, Inc. - 4.450%	03/15/2012	101,719
			491,824

Schedule of Investments (Unaudited)		September 30, 2011
Orion/Monetta Intermediate Bond Fund (Cont’d)

NUMBER OF SHARES			VALUE
Energy - 7.8%
Oil, Gas and Services - 6.8%
103,000	Allis-Chalmers Energy, Inc. - 9.000%	01/15/2014	103,000
500,000	Chesapeake Energy Corp. - 9.500%	02/15/2015	566,250
			669,250
Pipelines - 1.0%
100,000	Kinder Morgan, Inc. - 5.150%	03/01/2015	101,500

Financial - 47.2%
Banks - 4.5%
400,000	Bank of America - 10.200%	07/15/2015	442,841

Diversified Financial Services – 5.8%
525,000	General Electric Capital Corp. - 5.650%	06/09/2014	570,931

Finance-Commercial – 3.7%
282,000	Caterpillar Financial Services Corp. - 7.150%	02/15/2019	363,012

Finance-Credit Care – 3.0%
250,000	American Express Co. - 7.000%	03/19/2018	296,150

Finance-Investment Banker/Broker – 7.6%
200,000	E*Trade Financial Corp. - 7.875%	12/01/2015	195,000
100,000	Raymond James Financial - 4.250%	04/15/2016	101,136
425,000	TD Ameritrade Holding Co. - 4.150%	12/01/2014	451,685
			747,821

Finance-Other Services – 3.3%
185,000	CME Group, Inc. - 5.750%	02/15/2014	203,291
125,000	National Rural Utilities Corp. - 4.500%	03/15/2012	126,759
			330,050

Insurance - 17.0%
200,000	American Int'l Group - 5.600%	10/18/2016	198,058
100,000	Berkshire Hathaway Finance Corp. - 4.600%	05/15/2013	105,476
325,000	Hartford Financial Services Group Inc. - 4.000%	03/30/2015	327,199
600,000	Protective Life Corp. - 7.375%	10/15/2019	655,811
305,000	Torchmark Corp. - 9.250%	06/15/2019	386,849
			1,673,393

Investment Management/Adviser Service – 2.3%
216,000	Blackrock, Inc. - 3.500%	12/10/2014	229,691

Schedule of Investments (Unaudited)	September 30, 2011
Orion/Monetta Intermediate Bond Fund (Cont’d)

NUMBER OF SHARES                                                                                                                                VALUE

Industrial - 3.5%
Aerospace/Defense - 2.2%
200,000	General Dynamics Corp. - 5.250%	02/01/2014	219,951

Packaging & Containers - 1.3%
150,000	Solo Cup Co. - 8.500%	02/15/2014	131,250

Technology - 1.5%
Computers - 1.5%
134,000	Dell, Inc. - 5.625%	04/15/2014	145,793

Total Corporate Bonds			8,817,745
(Cost $8,527,716)(a)

Exchange Traded Funds - 0.9%

2,800	Proshares Ultrashort	88,424

Total Exchange Traded Funds		88,424
(Cost $97,796)(a)

Mutual Funds - 3.1%

304,706	AIM Liquid Assets Portfolio-Institutional Class	304,706

Total Mutual Funds		304,706
(Cost 304,706)(a)

Total Investments - 93.5%		9,210,875
(Cost $8,930,218)(a)

Other Net Assets Less Liabilities - 6.5%		642,942

Net Assets - 100%		$9,853,817

(a)

Cost for book and tax purposes is $8,930,218; the aggregate gross unrealized appreciation is $403,745 and the aggregate gross unrealized depreciation is $123,088, resulting in net unrealized appreciation of $280,657.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements and Disclosures Topic, of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securities;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the respective Funds' investments at September 30, 2011, based on the inputs used to value them (in thousands):

INVESTMENTS IN SECURITIES (unaudited)
TYPE OF INVESTMENTS	LEVEL I	LEVEL II	LEVEL III	TOTAL

MID-CAP EQUITY FUND
Common Stocks	$3,328	$0	$0	$3,328
Money Market Funds	$144	$0	$0	$144
FUND TOTAL	$3,472	$0	$0	$3,472

YOUNG INVESTOR FUND
Common Stocks	$7,901	$0	$0	$7,901
Exchange Traded Funds	$8,261	$0	$0	$8,261
Money Market Funds	$564	$0	$0	$564
FUND TOTAL	$16,726	$0	$0	$16,726

ORION/MONETTA INTERMEDIATE BOND FUND
Corporate Bonds	$0	$8,818	$0	$8,818
Exchange Traded Funds	$88	$0	$0	$88
Money Market Funds	$305	$0	$0	$305
FUND TOTAL	$393	$8,818	$0	$9,211

For additional category information for the investments in securities presented above, please refer to the Fund's Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES

a)

The registrant's principal executive officer and principal financial officer have  concluded  that the registrant's disclosure  controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report that includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures required by Rule  30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17  CFR   240.13a-15(b) or 240.15d-15(b)).

b)

There were no significant changes in the  registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS

Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monetta Trust

By (Signature and Title)*                /s/ ROBERT S. BACARELLA

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Robert S. Bacarella, Principal Executive Officer

Date                                             November 3, 2011

(Registrant) Monetta Trust

By (Signature and Title)*                /s/ MARIA C. DE NICOLO

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                                                    Maria C. De Nicolo, Principal Financial Officer

Date                                            November 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/  ROBERT S. BACARELLA

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Robert S. Bacarella, Principal Executive Officer

Date                                             November 3, 2011

By (Signature and Title)*               /s/  MARIA C. DE NICOLO

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Maria C. De Nicolo, Principal Financial Officer

Date                                             November 3, 2011